Goodwill and Intangibles	12 Months Ended
Dec. 31, 2011
Goodwill and Intangibles

Note 9—Goodwill and Intangibles

Goodwill

Changes in the carrying amount of goodwill were as follows:

	Millions of Dollars
	2011			2010
	E&P*	R&M*	Total	E&P*	R&M*	Total
Balance as of January 1
Goodwill	$25,443	3,633	29,076	25,443	3,638	29,081
Accumulated impairment losses	(25,443)	—	(25,443)	(25,443)	—	(25,443)

	—	3,633	3,633	—	3,638	3,638
Goodwill allocated to assets held for sale or sold	—	(273)	(273)	—	—	—
Tax and other adjustments	—	(28)	(28)	—	(5)	(5)

Balance as of December 31
Goodwill	25,443	3,332	28,775	25,443	3,633	29,076
Accumulated impairment losses	(25,443)	—	(25,443)	(25,443)	—	(25,443)

	$—	3,332	3,332	—	3,633	3,633

*	E&P represents continuing operations, and R&M represents discontinued operations.

Intangible Assets

Information at December 31 on the carrying value of intangible assets follows:

	Millions of Dollars
	Gross Carrying Amount
	2011	2010
Indefinite-Lived Intangible Assets
Trade names and trademarks	$494	494
Refinery air and operating permits	207	245

	$701	739

At year-end 2011, our amortized intangible asset balance was $44 million, compared with $62 million at year-end 2010. Amortization expense was not material for 2011 and 2010, and is not expected to be material in future years.